Joint Arrangements - Husky-CNOOC Madura Ltd. (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Results of Operations
Revenues	CAD 18,583	CAD 12,919
Expenses	(17,859)	(11,613)
Proportionate share of net loss	786	922
Equity	17,967	17,627
Balance Sheets
Current assets	5,616	4,318
Non-current assets	27,311	27,942
Current liabilities	3,507	3,193
Total Assets	32,927	32,260
Carrying amount in balance sheet	CAD 1,238	CAD 1,128
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	40.00%	40.00%
Consideration transferred	CAD 26	CAD 7
Results of Operations
Revenues	97	0
Expenses	(80)	(32)
Proportionate share of net loss	CAD 17	CAD (32)
Share of equity investment (percent)	40.00%	40.00%
Equity	CAD 12	CAD (1)
Balance Sheets
Current assets	152	67
Non-current assets	1,993	1,111
Current liabilities	(1,021)	(134)
Non-current liabilities	(898)	(836)
Total Assets	226	208
Carrying amount in balance sheet	CAD 553	CAD 488